Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2018
Leasehold improvements [Member]
Statement Line Items [Line Items]
Estimated useful life, description	Lesser of useful life or remaining lease term
Office decoration and equipment [Member]
Statement Line Items [Line Items]
Estimated useful life	5 years
Furniture, fixtures and office equipment [Member]
Statement Line Items [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Minimum [Member]
Statement Line Items [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Maximum [Member]
Statement Line Items [Line Items]
Estimated useful life	10 years